United States Security and Exchange Commission
			      Washington, DC 20549

				    FORM 13F

			      FORM 13F COVER PAGE

Report for the Calander Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]

	  Amendment Number:
	  This Amendment (check only one): [ ] is a restatement.
					   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Paul J. Sheehan & Associates
Address:        1033 N. Carol Drive, #T-11
		Los Angeles, CA 90069

13F File Number: 028-05317

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report:

Name:   Paul J. Sheehan, CFA, CIC
Title:  Owner
Phone:  310-858-3765

Signature, Place, and Date of Signing:

Paul J. Sheehan     Los Angeles, California     January 18, 2001

Report Type (check only one):

   [X] 13F Holdings Report (check here if all holdings of this reporting
			    manager are reported in this report)

   [ ] 13F Notice (check here if no holding reported are in this report,
		   and all holdings are reported by other reporting manager(s))

   [ ] 13F Combination Report (check here if a portion of the holdings for
			       this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager: none

			     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $ 45,366 (thousands)

List of Other Included Managers: none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Equity Res B 9.125%            PFD              29476L305      203     7850 SH       SOLE                     7850
Equity Res F 9.65%             PFD              29476L875      273    11050 SH       SOLE                    11050
Prologis Trust 9.40%           PFD              743410201      263    11300 SH       SOLE                    11300
AT&T Liberty Media A           COM              001957208      774    57072 SH       SOLE                    57072
AT&T Wireless Grp              COM              001957406      398    22962 SH       SOLE                    22962
Abbott Laboratories            COM              002824100     1029    21251 SH       SOLE                    21251
Alcatel                        COM              013904305      276     4934 SH       SOLE                     4934
Am Int'l Group                 COM              026874107      397     4023 SH       SOLE                     4023
America OnLine                 COM              02364J104     1080    31026 SH       SOLE                    31026
American Express               COM              025816109      778    14159 SH       SOLE                    14159
Amgen                          COM              031162100      717    11220 SH       SOLE                    11220
Ariba                          COM              04033V104      861    16053 SH       SOLE                    16053
Avanex                         COM              05348W109      290     4865 SH       SOLE                     4865
Bank of America                COM              060505104      604    13166 SH       SOLE                    13166
BellSouth                      COM              079860102      321     7833 SH       SOLE                     7833
Berkshire Hathaway             COM              084670207      348      148 SH       SOLE                      148
Biotech Holders Trust          COM              09067D201      508     2985 SH       SOLE                     2985
Bristol-Myers                  COM              110122108      228     3082 SH       SOLE                     3082
BroadVision                    COM              111412102      250    21175 SH       SOLE                    21175
Broadcom                       COM              111320107      915    10895 SH       SOLE                    10895
CMG Info Services              COM              125750109      352    62912 SH       SOLE                    62912
Chase Manhattan Corp           COM              16161A108      272     5996 SH       SOLE                     5996
Cisco Systems                  COM              17275R102     3355    87715 SH       SOLE                    87715
Citigroup                      COM              172967101     1763    34521 SH       SOLE                    34521
Colt Telecom Grp ADR           COM              196877104      251     2855 SH       SOLE                     2855
Covad Commun Grp               COM              222814204       29    17600 SH       SOLE                    17600
Disney (Walt)                  COM              254687106      436    15051 SH       SOLE                    15051
Durect Corporation             COM              266605104      139    11550 SH       SOLE                    11550
EMC                            COM              268648102      852    12806 SH       SOLE                    12806
Elan Corp plc ADR              COM              284131208      706    15071 SH       SOLE                    15071
Enron                          COM              293561106      509     6128 SH       SOLE                     6128
Exodus                         COM              302088109      507    25350 SH       SOLE                    25350
Exxon Mobil                    COM              30231G102      362     4164 SH       SOLE                     4164
Federal Home Loan Mt           COM              313400301      250     3630 SH       SOLE                     3630
Federal Nat'l Mtg              COM              313586109      312     3599 SH       SOLE                     3599
Fedex Corporation              COM              31428X106      323     8076 SH       SOLE                     8076
Fifth Third Bancorp            COM              316773100      235     3937 SH       SOLE                     3937
Genentech                      COM              368710406      204     2500 SH       SOLE                     2500
General Electric               COM              369604103     3197    66686 SH       SOLE                    66686
Home Depot                     COM              437076102     1141    24969 SH       SOLE                    24969
Infospace.com                  COM              45678T102      426    48163 SH       SOLE                    48163
Intel Corp                     COM              458140100      443    14722 SH       SOLE                    14722
Internet Capital               COM              46059C106       90    27482 SH       SOLE                    27482
Intl Busn Machines             COM              459200101      251     2954 SH       SOLE                     2954
JDS Uniphase                   COM              46612J101      823    19734 SH       SOLE                    19734
Johnson & Johnson              COM              478160104     1094    10410 SH       SOLE                    10410
Keane                          COM              486665102      124    12700 SH       SOLE                    12700
Large Scale Biology            COM              517053104      138    14500 SH       SOLE                    14500
Medicis Pharm (New)            COM              584690309      431     7295 SH       SOLE                     7295
Merck & Co                     COM              589331107     1596    17044 SH       SOLE                    17044
Metromedia Fiber Net           COM              591689104      115    11352 SH       SOLE                    11352
Microsoft                      COM              594918104     2573    59313 SH       SOLE                    59313
Minnesota Mining               COM              604059105      489     4060 SH       SOLE                     4060
Net2Phone                      COM              64108N106      133    17977 SH       SOLE                    17977
Nokia                          COM              654902204     1127    25900 SH       SOLE                    25900
Nortel Networks                COM              656568102      222     6919 SH       SOLE                     6919
Openwave Systems Inc           COM              683718100      351     7327 SH       SOLE                     7327
Oracle                         COM              68389X105      793    27286 SH       SOLE                    27286
Pfizer                         COM              717081103      964    20953 SH       SOLE                    20953
Pharmaceutical Hldrs Tr        COM              71712A206      240     2100 SH       SOLE                     2100
Portal Software                COM              736126103      147    18750 SH       SOLE                    18750
Qualcomm                       COM              747525103      585     7114 SH       SOLE                     7114
Qwest Communications           COM              749121109      331     8090 SH       SOLE                     8090
SDL                            COM              784076101      330     2230 SH       SOLE                     2230
Siebel Systems                 COM              826170102     1421    21013 SH       SOLE                    21013
Simple Technology              COM              828820100       75    19250 SH       SOLE                    19250
Sun Microsystems               COM              866810104      971    34850 SH       SOLE                    34850
Targeted Genetics Corp         COM              87612M108       92    13800 SH       SOLE                    13800
Time Warner                    COM              887315109      289     5527 SH       SOLE                     5527
Tyco International             COM              902124106      495     8911 SH       SOLE                     8911
USA Networks                   COM              902984103      195    10025 SH       SOLE                    10025
Vodafone Group Plc             COM              92857W100      269     7525 SH       SOLE                     7525
Wal-Mart Stores                COM              931142103      843    15865 SH       SOLE                    15865
Wells Fargo (New)              COM              949746101      370     6638 SH       SOLE                     6638
Wenr Co.                       COM              950670109        1    49750 SH       SOLE                    49750
Worldcom                       COM              98157D106      331    23508 SH       SOLE                    23508
Yahoo!                         COM              984332106      496    16511 SH       SOLE                    16511